CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2014	$ 1,153,492	$ 93,404	$ 285,248	$ 586,089	$ (48,240)	$ (2,284)	$ 239,275
Balance, at beginning of year (in shares) at Dec. 31, 2014	93,404,000	93,404,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation	$ 0		0
Shares issued	$ 675	$ 64	611
Shares issued (in shares)	64,000	64,000
Transfer arising from reduction in par value of issued shares		$ 0		0
Equity component of convertible bond issuance due 2021	$ 0		0
Adjustment to equity component of convertible bond issuance due 2018 arising from reacquisition of bonds			0
Amortization of deferred equity contributions	2,044			2,044
Fair value adjustments to hedging financial instruments	27,154				27,154
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	(1,348)				(1,348)
Fair value adjustments to available-for-sale securities	981				981
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	20,552				20,552
Other items of comprehensive (loss)/income	(136)				(136)
Fair value adjustments to hedging financial instruments in associated companies	158					158
Net income	200,832						200,832
Dividends declared	(162,594)						(162,594)
Balance, at end of year at Dec. 31, 2015	$ 1,241,810	$ 93,468	285,859	588,133	(1,037)	(2,126)	277,513
Balance, at end of year (in shares) at Dec. 31, 2015	93,468,000	93,468,000
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (15,159)
Fair value adjustments to available-for-sale securities	14,446
Other items	(324)
Accumulated other comprehensive loss	(1,037)
Amortization of stock-based compensation	403		403
Shares issued	$ 323	$ 117	206
Shares issued (in shares)	8,036,575	8,036,575
Transfer arising from reduction in par value of issued shares		$ (92,570)		92,570
Equity component of convertible bond issuance due 2021	$ (3,966)		4,551
Adjustment to equity component of convertible bond issuance due 2018 arising from reacquisition of bonds			(8,517)
Amortization of deferred equity contributions	0			0
Fair value adjustments to hedging financial instruments	9,702				9,702
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0				0
Fair value adjustments to available-for-sale securities	(93,406)				(93,406)
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	0				0
Other items of comprehensive (loss)/income	(38)				(38)
Fair value adjustments to hedging financial instruments in associated companies	1,150					1,150
Net income	146,406						146,406
Dividends declared	(168,289)						(168,289)
Balance, at end of year at Dec. 31, 2016	$ 1,134,095	$ 1,015	282,502	680,703	(84,779)	(976)	255,630
Balance, at end of year (in shares) at Dec. 31, 2016	101,504,575	101,504,575
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (5,457)
Fair value adjustments to available-for-sale securities	(78,960)
Other items	(362)
Accumulated other comprehensive loss	(84,779)
Amortization of stock-based compensation	374		374
Shares issued	$ 182	$ 94	88
Shares issued (in shares)	9,426,298	9,426,298
Transfer arising from reduction in par value of issued shares		$ 0		0
Equity component of convertible bond issuance due 2021	$ 120,695		137,063
Adjustment to equity component of convertible bond issuance due 2018 arising from reacquisition of bonds			(16,368)
Amortization of deferred equity contributions	0			0
Fair value adjustments to hedging financial instruments	9,974				9,974
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	1,555				1,555
Fair value adjustments to available-for-sale securities	(23,528)				(23,528)
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	2,106				2,106
Other items of comprehensive (loss)/income	60				60
Fair value adjustments to hedging financial instruments in associated companies	1,182					1,182
Net income	101,209						101,209
Dividends declared	(152,907)						(152,907)
Balance, at end of year at Dec. 31, 2017	$ 1,194,997	$ 1,109	$ 403,659	$ 680,703	$ (94,612)	$ 206	$ 203,932
Balance, at end of year (in shares) at Dec. 31, 2017	110,930,873	110,930,873
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ 6,072
Fair value adjustments to available-for-sale securities	(100,382)
Other items	(302)
Accumulated other comprehensive loss	$ (94,612)